UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

HAVERFORD QUALITY GROWTH STOCK FUND

ANNUAL REPORT                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

                                [HAVERFORD LOGO]

                                          INVESTMENT ADVISER:

                                          HAVERFORD INVESTMENT MANAGEMENT, INC.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2007

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                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Schedule of Investments ..................................................     4

Statement of Assets & Liabilities ........................................     6

Statement of Operations ..................................................     7

Statement of Changes in Net Assets .......................................     8

Financial Highlights .....................................................     9

Notes to Financial Statements ............................................    10

Report of Independent Registered Public Accounting Firm ..................    15

Disclosure of Fund Expenses ..............................................    16

Trustees and Officers of The Advisors' Inner Circle Fund .................    18

Notice to Shareholders ...................................................    26

Board Consideration in Re-Approving the Advisory Agreement ...............    27

--------------------------------------------------------------------------------

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

Dear Fellow Shareholder,

We are pleased to send you the Annual Report for the Haverford Quality Growth Stock Fund for the fiscal year ended October 31, 2007, which contains information on the holdings of the Fund, along with financial statements and financial highlights. During this period, the S&P 500 Index returned 14.56% while the Haverford Quality Growth Stock Fund rose 9.80%.

Market volatility has increased significantly during the past six months, as investors have had to grapple with a steady flow of negative news relating to the sub-prime fall-out, earnings deceleration, declining dollar, and rising commodity prices. The turmoil is the result of the weak housing market and years of loose lending standards that have led to significant loan losses and markdowns of collateralized assets throughout the financial system. In an effort to improve financial liquidity and stabilize the markets, the Federal Reserve has decreased rates two times, but despite their efforts, the financial sector has continued to lead the market down.

Notwithstanding the pressures on the financial system, the economy is still growing, albeit at a rate below the historical trend of 3.4%. This below-trend growth is consistent with our expectation of a classic mid-cycle slowdown in an otherwise lengthy economic expansion. While we do not expect the economy to dip into recession, the increasing severity of the credit crunch does raise the probability of negative economic growth in the near future. We believe aggressive action from the Federal Reserve will be one of several mitigating factors working against the chance of a recession. Other positive economic factors include full employment, rising wages, surging exports, and a still strong global economy.

In a period when the profit growth for the average company has declined to single-digit levels, the higher quality companies in the Haverford portfolio are sustaining strong double-digit earnings growth. With large positions in healthcare and consumer staples companies, the portfolio is positioned to be less sensitive to economic variability. While the prospects for the overall economy may be in doubt, we remain confident in the sustainability of the earnings and operating performance for the companies within the portfolio. Current market events should also once again remind investors of the merits of stability that can be found in quality investments.

Quality large-caps remain an under-appreciated, under-valued asset class, but we remain convinced that quality investors will be rewarded. While the Haverford portfolio is well positioned to weather this environment, we continue to watch for

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

opportunities that will no doubt arise. The volatility and declines in the market will provide the long-term, patient investor with opportunities to purchase sound companies at discounted prices.

Sincerely,

/s/ Henry B. Smith

Henry B. Smith
Chief Investment Officer
Haverford Investment Management

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD BE NOT RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


                        DEFINITION OF COMPARATIVE INDICES
                        ---------------------------------

THE S&P 500 INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the index proportionate to its market value.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HAVERFORD QUALITY GROWTH STOCK FUND VERSUS THE S&P 500 INDEX.

                   ---------------------------------------
                        AVERAGE ANNUAL TOTAL RETURN(1)
                      FOR PERIOD ENDED OCTOBER 31, 2007
                   ---------------------------------------
                                Annualized      Annualized
                   One Year     Three Year     Inception to
                    Return        Return           Date
                   ---------------------------------------
                     9.80%         7.95%          6.35%
                   ---------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Haverford Quality Growth Stock Fund      S&P 500 Index (3)
6/30/04 (2)     $10,000                                  $10,000
10/31/04          9,760                                    9,963
10/31/05         10,109                                   10,831
10/31/06         11,184                                   12,601
10/31/07         12,281                                   14,436

(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. If the Adviser had not limited certain expenses, the Fund's total return would have been lower. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

(2)   The Haverford Quality Growth Stock Fund commenced operations on June 30,
      2004.

(3)   See definition of comparative indices on page 2.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+ (UNAUDITED):
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 23.3%    Financial Services
 21.6%    Consumer Staples
 17.6%    Health Care
 14.8%    Information Services
 10.5%    Industrial
  7.8%    Consumer Discretionary
  2.4%    Energy
  2.0%    Cash Equivalent

+     PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.1%
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                          -------   -----------
CONSUMER DISCRETIONARY -- 7.8%
   Johnson Controls ...................................    13,425   $   586,941
   Lowe's .............................................    23,850       641,327
   McGraw-Hill ........................................     4,825       241,443
   Target .............................................     7,475       458,666
                                                                    -----------
                                                                      1,928,377
                                                                    -----------
CONSUMER STAPLES -- 21.6%
   Coca-Cola ..........................................     5,775       356,664
   Colgate-Palmolive ..................................    10,400       793,208
   CVS Caremark .......................................    15,375       642,214
   PepsiCo ............................................    14,400     1,061,568
   Procter & Gamble ...................................    16,025     1,114,058
   SYSCO ..............................................    20,050       687,514
   Wal-Mart Stores ....................................    14,750       666,848
                                                                    -----------
                                                                      5,322,074
                                                                    -----------
ENERGY -- 2.4%
   Exxon Mobil ........................................     6,350       584,136
                                                                    -----------
FINANCIAL SERVICES -- 23.4%
   Aflac ..............................................    20,125     1,263,447
   American Express ...................................    15,450       941,677
   American International Group .......................    18,075     1,140,894
   Citigroup ..........................................    18,675       782,483
   Legg Mason .........................................     4,500       373,230
   Prudential Financial ...............................     6,525       631,098
   Wells Fargo ........................................    18,250       620,683
                                                                    -----------
                                                                      5,753,512
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                          -------   -----------
HEALTH CARE -- 17.6%
   Abbott Laboratories ................................    11,875   $   648,612
   Becton Dickinson ...................................     7,750       646,815
   Johnson & Johnson ..................................    17,550     1,143,734
   Medtronic ..........................................    15,475       734,134
   Novartis ADR .......................................    22,025     1,171,069
                                                                    -----------
                                                                      4,344,364
                                                                    -----------
INDUSTRIAL -- 10.5%
   3M .................................................     5,725       494,411
   General Electric ...................................    28,825     1,186,437
   United Parcel Service, Cl B ........................     9,475       711,572
   United Technologies ................................     2,525       193,390
                                                                    -----------
                                                                      2,585,810
                                                                    -----------
INFORMATION SERVICES -- 14.8%
   Automatic Data Processing ..........................    16,250       805,350
   Intel ..............................................    50,000     1,345,000
   Microsoft ..........................................    40,975     1,508,290
                                                                    -----------
                                                                      3,658,640
                                                                    -----------
   Total Common Stock
      (Cost $20,602,306) ..............................              24,176,913
                                                                    -----------

--------------------------------------------------------------------------------
CASH EQUIVALENT -- 2.1%
--------------------------------------------------------------------------------
   SEI Daily Income Trust, Prime Obligation Fund,
      Cl A, 5.240% (A) (Cost $504,477) ................   504,477       504,477
                                                                    -----------
   Total Investments -- 100.2%
      (Cost $21,106,783) ..............................             $24,681,390
                                                                    ===========

      PERCENTAGES ARE BASED ON NET ASSETS OF $24,643,654.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2007.

ADR   AMERICAN DEPOSITARY RECEIPT

 CL   CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments at Value (Cost $21,106,783) ........................   $ 24,681,390
Dividends Receivable ...........................................         20,506
Receivable for Capital Shares Sold .............................          1,000
Receivable due from Investment Adviser .........................          2,431
Prepaid Expenses ...............................................          2,023
                                                                   ------------
   TOTAL ASSETS ................................................     24,707,350
                                                                   ------------
LIABILITIES:
Payable due to Administrator ...................................          8,493
Chief Compliance Officer Fees Payable ..........................          2,265
Payable for Trustees' Fees .....................................          2,026
Other Accrued Expenses .........................................         50,912
                                                                   ------------
   TOTAL LIABILITIES ...........................................         63,696
                                                                   ------------
NET ASSETS .....................................................   $ 24,643,654
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in Capital ................................................   $ 20,718,431
Undistributed Net Investment Income ............................          4,295
Accumulated Net Realized Gain on Investments ...................        346,321
Net Unrealized Appreciation on Investments .....................      3,574,607
                                                                   ------------
NET ASSETS .....................................................   $ 24,643,654
                                                                   ============
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ...................      2,096,562
                                                                   ------------
NET ASSET VALUE, Offering and Redemption Price Per Share .......   $      11.75
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $3,358) .............   $   440,428
                                                                    -----------
EXPENSES
Investment Advisory Fees ........................................       136,560
Administration Fees .............................................       100,000
Chief Compliance Officer Fees ...................................         9,792
Trustees' Fees ..................................................         8,341
Transfer Agent Fees .............................................        62,503
Professional Fees ...............................................        51,118
Printing Fees ...................................................        25,006
Registration and Filing Fees ....................................         4,855
Custodian Fees ..................................................         2,823
Other Expenses ..................................................         7,532
                                                                    -----------
   TOTAL EXPENSES ...............................................       408,530
Less:
   Waiver of Investment Advisory Fees ...........................      (136,560)
   Reimbursement of Other Operating Expenses ....................       (40,903)
   Fees Paid Indirectly (Note 4) ................................        (3,464)
                                                                    -----------
   NET EXPENSES .................................................       227,603
                                                                    -----------
NET INVESTMENT INCOME ...........................................       212,825
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS ................................       432,875
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
   INVESTMENTS ..................................................     1,483,894
                                                                    -----------
NET GAIN ON INVESTMENTS .........................................     1,916,769
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 2,129,594
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 YEAR           YEAR
                                                                 ENDED          ENDED
                                                              OCTOBER 31,    OCTOBER 31,
                                                                 2007           2006
                                                              -----------   ------------
OPERATIONS:
   Net Investment Income ..................................   $   212,825   $    175,830
   Net Realized Gain on Investments .......................       432,875        279,814
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ......................................     1,483,894      1,496,380
                                                              -----------   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...     2,129,594      1,952,024
                                                              -----------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ..................................      (210,177)      (174,863)
   Net Realized Gain ......................................      (278,374)            --
                                                              -----------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ......................      (488,551)      (174,863)
                                                              -----------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .................................................     4,997,711      8,642,306
   In Lieu of Dividends and Distributions .................       432,407        165,314
   Redeemed ...............................................    (3,555,787)   (11,877,038)
                                                              -----------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
      SHARE TRANSACTIONS ..................................     1,874,331     (3,069,418)
                                                              -----------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ................     3,515,374     (1,292,257)
NET ASSETS:
   Beginning of Period ....................................    21,128,280     22,420,537
                                                              -----------   ------------
   End of Period (Including Undistributed Net Investment
      Income of $4,295 and $1,647, respectively) ..........   $24,643,654   $ 21,128,280
                                                              ===========   ============
SHARE TRANSACTIONS:
   Issued .................................................       444,344        839,566
   In Lieu of Dividends and Distributions .................        38,889         16,043
   Redeemed ...............................................      (318,241)    (1,170,535)
                                                              -----------   ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ..................................       164,992       (314,926)
                                                              ===========   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     YEAR          YEAR          YEAR            JUNE 30,
                                                     ENDED         ENDED         ENDED           2004* TO
                                                  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,      OCTOBER 31,
                                                      2007          2006          2005             2004
                                                  -----------   -----------   -----------      -----------
Net Asset Value, Beginning of Period ..........     $  10.94      $   9.98      $   9.75         $  10.00
                                                    --------      --------      --------         --------
Income (Loss) from
   Investment Operations:
   Net Investment Income ......................         0.10(1)       0.10(1)       0.11(1)(3)       0.04(1)
   Net Realized and Unrealized Gain (Loss) ....         0.95          0.96          0.24            (0.28)(2)
                                                    --------      --------      --------         --------
   Total from Investment Operations ...........         1.05          1.06          0.35            (0.24)
                                                    --------      --------      --------         --------
Dividends and Distributions:
   Net Investment Income ......................        (0.10)        (0.10)        (0.12)           (0.01)
   Net Realized Gains .........................        (0.14)           --            --               --
                                                    --------      --------      --------         --------
   Total Dividends and Distributions ..........        (0.24)        (0.10)        (0.12)           (0.01)
                                                    --------      --------      --------         --------
Net Asset Value, End of Period ................     $  11.75      $  10.94      $   9.98         $   9.75
                                                    ========      ========      ========         ========
   TOTAL RETURN+ ..............................         9.80%        10.64%         3.57%           (2.40)%
                                                    ========      ========      ========         ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .........     $ 24,644      $ 21,128      $ 22,421         $ 13,253
Ratio of Expenses to Average Net Assets .......         1.00%         1.00%         1.00%            1.00%**
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly) ............         1.02%         1.02%         1.00%            1.00%**
Ratio of Expenses to Average Net Assets
  (Excluding Waivers, Reimbursements and Fees
  Paid Indirectly) ............................         1.79%         2.03%         2.11%           14.09%**
Ratio of Net Investment Income to Average Net
  Assets ......................................         0.94%         0.94%         1.10%(3)         1.10%**
Portfolio Turnover Rate .......................           16%           48%           13%               3%

*     COMMENCEMENT OF OPERATIONS.

**    ANNUALIZED.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.

(3) NET INVESTMENT INCOME PER SHARE AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS INCLUDE $0.03 AND 0.32%, RESPECTIVELY, RESULTING FROM AN EXTRAORDINARY DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S. companies with market capitalizations of more than $10 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

      Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2007, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 for the Fund, plus $15,000 for each additional class created, or 0.12% of the first $250 million, 0.10% of the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2007, the Fund earned cash management credits of $3,464, which were used to offset transfer agent expenses. This amount is labeled "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as the custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Haverford Investment Management, Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.00% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2007, the Fund made purchases of $4,972,319 and sales of $3,666,415 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. There were no permanent differences for the year ended October 31, 2007.

The tax character of dividends and distributions paid during the years ending October 31, were as follows:

                                       LONG-TERM
                          ORDINARY      CAPITAL
                           INCOME        GAINS         TOTAL
                         ---------     ---------     ---------
               2007       $210,177      $278,374      $488,551
               2006        174,863            --       174,863

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:


         Undistributed Ordinary Income                   $  156,832
         Undistributed Long-Term Capital Gain               276,900
         Unrealized Appreciation                          3,491,491
                                                         ----------
         Total Distributable Earnings                    $3,925,223
                                                         ==========

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Fund at October 31, 2007, were as follows:

                          AGGREGATE       AGGREGATE
                            GROSS           GROSS
          FEDERAL        UNREALIZED      UNREALIZED     NET UNREALIZED
          TAX COST      APPRECIATION    DEPRECIATION     APPRECIATION
        ------------    ------------    ------------    --------------
         $21,189,899     $3,961,292      $(469,801)       $3,491,491

8. OTHER:

At October 31, 2007, 28% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, can-

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

not be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semi-annual report on April 30, 2008. As of October 31, 2007, the Fund does not anticipate a material impact to the financial statements.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Haverford Quality Growth Stock Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Haverford Quality Growth Stock Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2007, and the related statement of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2005 and the period June 30, 2004 (commencement of operations) through October 31, 2004 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Haverford Quality Growth Stock Fund of The Advisors' Inner Circle Fund at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S generally accepted accounting principles.

                                                    /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 17, 2007

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

                            BEGINNING    ENDING       ANNUALIZED     EXPENSES
                             ACCOUNT     ACCOUNT    EXPENSE RATIO      PAID
                              VALUE       VALUE        FOR THE      DURING THE
                             05/01/07    10/31/07      PERIOD         PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN          $1,000.00   $1,046.00       1.00%          $5.16
HYPOTHETICAL 5% RETURN       1,000.00    1,020.16       1.00            5.09
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the

                                                                 TERM OF
                                     POSITION(S)               OFFICE AND
       NAME, ADDRESS,                 HELD WITH                 LENGTH OF
           AGE 1                      THE TRUST               TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                      Chairman                  (Since 1991)
61 yrs. old                         of the Board
                                     of Trustees

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-301-7212. The following chart lists Trustees and Officers as of November 15, 2007.

                                            NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                        INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD             OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                  MEMBER                HELD BY BOARD MEMBER 3
---------------------------------------------------------------------------------------------------
SEI employee 1974-present. Currently            36          Trustee of The Advisors' Inner
performs various services on behalf                         Circle Fund II, Bishop Street Funds,
of SEI Investments for which                                SEI Asset Allocation Trust, SEI
Mr. Nesher is compensated. Executive                        Daily Income Trust, SEI Index Funds.
Vice President of SEI Investments,                          SEI Institutional International Trust,
1986-1994. Director and Executive                           SEI Institutional Investments Trust,
Vice President of the Administrator                         SEI Institutional Managed Trust,
and the Distributor, 1981-1994.                             SEI Liquid Asset Trust, SEI Tax
                                                            Exempt Trust, SEI Opportunity Master
                                                            Fund, L.P., SEI Opportunity Fund, L.P.,
                                                            SEI Global Master Fund, PLC, SEI
                                                            Global Assets Fund, PLC, SEI Global
                                                            Investments Fund, PLC, SEI
                                                            Investments Global, Limited, SEI
                                                            Investments Global Fund Services
                                                            Limited, SEI Investments (Europe) Ltd.,
                                                            SEI Investments-Unit Trust
                                                            Management (UK) Limited, and SEI
                                                            Global Nominee Ltd.

---------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                           POSITION(S)           OFFICE AND
      NAME, ADDRESS,                        HELD WITH             LENGTH OF
           AGE 1                            THE TRUST           TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------
WILLIAM M. DORAN                             Trustee            (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old

--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JAMES M. STOREY                              Trustee            (Since 1994)
76 yrs. old

--------------------------------------------------------------------------------

GEORGE J. SULLIVAN, JR.                      Trustee            (Since 1999)
65 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

                                               NUMBER OF
                                              PORTFOLIOS
                                           IN THE ADVISORS'
                                           INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)            OVERSEEN BY BOARD            OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                   MEMBER                HELD BY BOARD MEMBER 3
---------------------------------------------------------------------------------------------------------
Self Employed Consultant since 2003.               36          Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius LLP                           and SEI Investments Distribution Co.,
(law firm) from 1976-2003, counsel to                          SEI Investments-Global Fund Services,
the Trust, SEI Investments, the                                Limited, SEI Investments Global
Administrator and the Distributor.                             Limited, SEI Investments (Europe),
Director of SEI Investments since 1974;                        Limited, SEI Investments (Asia) Limited,
Secretary of SEI Investments since 1978.                       SEI Asset Korea Co., Ltd. Trustee of
                                                               The Advisors' Inner Circle Fund II,
                                                               SEI Investments, Bishop Street Funds,
                                                               SEI Asset Allocation Trust, SEI Daily
                                                               Income Trust, SEI Index Funds, SEI
                                                               Institutional International Trust, SEI
                                                               Institutional Investments Trust, SEI
                                                               Institutional Managed Trust, SEI Liquid
                                                               Asset Trust and SEI Tax Exempt Trust.
---------------------------------------------------------------------------------------------------------

Attorney, Solo Practitioner since 1994.            36          Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-                              Fund II, Bishop Street Funds, SEI Asset
December 1993.                                                 Allocation Trust, SEI Daily Income
                                                               Trust, SEI Index Funds, SEI Institutional
                                                               International Trust, SEI Institutional
                                                               Investments Trust, SEI Institutional
                                                               Managed Trust, SEI Liquid Asset Trust
                                                               and SEI Tax Exempt Trust, and the U.S.
                                                               Charitable Gift Trust.
---------------------------------------------------------------------------------------------------------

Chief Executive Officer, Newfound                  36          Trustee, State Street Navigator
Consultants, Inc. since April 1997.                            Securities Lending Trust, since 1995.
General Partner, Teton Partners, L.P.,                         Trustee of The Fulcrum Trust. Trustee
June 1991-December 1996; Chief                                 of the Advisors' Inner Circle Fund II,
Financial Officer, Nobel Partners,                             Bishop Street Funds, SEI Asset
L.P., March 1991-December 1996;                                Allocation Trust, SEI Daily Income
Treasurer and Clerk, Peak Asset                                Trust, SEI Index Funds, SEI Institutional
Management. Inc., since 1991.                                  International Trust, SEI Institutional
                                                               Investments Trust, SEI Institutional
                                                               Managed Trust, SEI Liquid Asset Trust,
                                                               SEI Tax Exempt Trust, SEI Opportunity
                                                               Master Fund, L.P., and SEI Opportunity
                                                               Fund, L.P.
---------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     TERM OF
                                           POSITION(S)              OFFICE AND
      NAME, ADDRESS,                        HELD WITH               LENGTH OF
           AGE 1                            THE TRUST             TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
BETTY L. KRIKORIAN                           Trustee               (Since 2005)
64 yrs. old

--------------------------------------------------------------------------------
CHARLES E. CARLBOM                           Trustee               (Since 2005)
73 yrs. old

--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                          Trustee               (Since 2005)
65 yrs. old

--------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                          President              (Since 2003)
45 yrs. old

--------------------------------------------------------------------------------
MICHAEL LAWSON                           Controller and            (Since 2005)
47 yrs. old                          Chief Financial Officer

--------------------------------------------------------------------------------
RUSSELL EMERY                           Chief Compliance           (Since 2006)
44 yrs. old                                  Officer

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                   PORTFOLIOS
                                                IN THE ADVISORS'
                                               INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD               OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                       MEMBER                  HELD BY BOARD MEMBER 3
-----------------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial                      36          Trustee of The Advisors' Inner Circle
Services Consultant since 2003. State                              Fund II and Bishop Street Funds.
Street Bank Global Securities and
Cash Operations from 1995 to 2003.
-----------------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,                     36          Director, Crown Pacific, Inc. Trustee of
Business Project Inc. since 1997.                                  The Advisors' Inner Circle Fund II and
CEO and President, United Grocers                                  Bishop Street Funds.
Inc. from 1997 to 2000.
-----------------------------------------------------------------------------------------------------------
Retired.                                               36          Director, Federal Agricultural Mortgage
                                                                   Corporation. Trustee of The Advisors'
                                                                   Inner Circle Fund II and Bishop Street
                                                                   Funds.
-----------------------------------------------------------------------------------------------------------

Senior Operations Officer, SEI Investments,           N/A                               N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant for the
U.S. Securities and Exchange Commission's
Division of Investment Management
(1993-1996).
-----------------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting            N/A                               N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
-----------------------------------------------------------------------------------------------------------
Director of Investment Product Management             N/A                               N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from March
2000 to February 2003.
-----------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    TERM OF
                                        POSITION(S)               OFFICE AND
 NAME, ADDRESS,                          HELD WITH                 LENGTH OF
     AGE 1                               THE TRUST                TIME SERVED
--------------------------------------------------------------------------------
CAROLYN F. MEAD                        Vice President            (Since 2007)
50 yrs. old                            and Secretary

--------------------------------------------------------------------------------
JAMES NDIAYE                          Vice President             (Since 2004)
39 yrs. old                       and Assistant Secretary

--------------------------------------------------------------------------------
TIMOTHY D. BARTO                 Assistant Vice President        (Since 2000)
39 yrs. old                       and Assistant Secretary

--------------------------------------------------------------------------------
SOFIA ROSALA                     Assistant Vice President        (Since 2006)
33 yrs. old                       and Assistant Secretary

--------------------------------------------------------------------------------
JOSEPH M. GALLO                       Vice President             (Since 2007)
34 yrs. old                       and Assistant Secretary

--------------------------------------------------------------------------------
NICOLE WELCH                            AML Officer              (Since 2005)
30 yrs. old

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                      PORTFOLIOS
                                                   IN THE ADVISORS'
                                                   INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)                   OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                          MEMBER         HELD BY BOARD MEMBER
-------------------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007;                      N/A                   N/A
Associate, Stradley, Ronan, Stevens
& Young, 2004-2007; Counsel, ING
Variable Annuities, 1999-2002.
-------------------------------------------------------------------------------------------
Employed by SEI Investments Company                       N/A                   N/A
since 2004. Vice President, Deutsche Asset
Management from 2003-2004. Associate,
Morgan, Lewis & Bockius LLP from 2000-
2003. Counsel, Assistant Vice President,
ING Variable Annuities Group from 1999-2000.
-------------------------------------------------------------------------------------------
General Counsel, Vice President and Assistant             N/A                   N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert
(law firm) from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from 1994-1997.
-------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of                 N/A                   N/A
SEI Investments Management Corp. and
SEI Global Funds Services since 2005.
Compliance Officer of SEI Investments from
2001-2004. Account and Product Consultant
SEI Private Trust Company, 1998-2001.
-------------------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007;                      N/A                   N/A
Associate Counsel, ICMA Retirement
Corporation 2004-2007; Federal Investigator,
U.S. Department of Labor 2002-2004; U.S.
Securities and Exchange Commission -
Division of Investment Management, 2003.
-------------------------------------------------------------------------------------------
Assistant Vice President and AML Compliance               N/A                   N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
-------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2007, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2007, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2007, the Fund is designating the following items with regard to distributions paid during the year.

                                                                   QUALIFYING
  ORDINARY        LONG TERM                       DIVIDEND      DIVIDEND INCOME
   INCOME       CAPITAL GAIN        TOTAL         RECEIVED       (15% TAX RATE
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)    FOR QDI) (2)
-------------   -------------   -------------   -------------   ---------------
    43.02%          56.98%         100.00%         100.00%          100.00%

(1) DIVIDEND RECEIVED DEDUCTION REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2007. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED WITH YOUR 2007 FORM 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 15-16, 2007 the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser's background, investment philosophy and economic and market outlook. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last approved, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Board concluded that, although the Fund underperformed its benchmark over the near term due to the underperformance of high-quality large cap equity securities in the current market cycle, the Board was satisfied with the Adviser's long-term performance with respect to the Fund's investment strategy.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the Fund's advisory fee, after waivers, was substantially lower than that of the majority of funds in its peer group and was the result of arm's length negotiations. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

                       HAVERFORD QUALITY GROWTH STOCK FUND
                                 P.O. Box 219745
                              Kansas City, MO 64121
                                  866-301-7212

                                    ADVISER:
                      Haverford Investment Management, Inc.
                    Three Radnor Corporate Center, Suite 450
                                Radnor, PA 19087

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

HIM-AR-001-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax         $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h)      Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.